FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Exchange rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 3,199,751	R$ 3,983,519
Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ (2,145,138)	R$ (11,147,641)
USD
Foreign exchange rates
Assumed foreign exchange rate	5.20	5.20
USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ (1,064,338)	R$ (5,531,042)
USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	808,296	4,200,471
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ 272,504	R$ 1,416,128
EURO
Foreign exchange rates
Assumed foreign exchange rate	6.38	6.38
EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ (48,770)	R$ (311,052)
EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ (48,770)	R$ (311,052)
IENE
Foreign exchange rates
Assumed foreign exchange rate	0.05	0.05
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 26,810
Scenario I - Likely | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 57,278
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate	5.17	5.17
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 28,415
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(21,581)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (7,282)
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate	6.41	6.41
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (1,605)
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (1,605)
Scenario I - Likely | IENE
Foreign exchange rates
Assumed foreign exchange rate	0.05	0.05
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (1,427,011)
Scenario (25%) | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (2,715,313)
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate	6.46	6.46
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (1,347,242)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		1,023,142
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 344,929
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	8.01	8.01
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (79,769)
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (79,769)
Scenario (25%) | IENE
Foreign exchange rates
Assumed foreign exchange rate	0.06	0.06
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (2,880,832)
Scenario (50%) | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (5,487,904)
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate	7.76	7.76
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (2,722,899)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		2,067,864
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 697,141
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	9.62	9.62
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (157,933)
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ (157,933)
Scenario (50%) | IENE
Foreign exchange rates
Assumed foreign exchange rate	0.08	0.08